Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2019
Investments in and Advances to Affiliates [Abstract]
Summary of Investment in Affiliates	Investment in affiliates at March 31, 2018 and 2019 consists of the following:

	Millions of yen
	2018	2019
Shares	¥531,481	¥789,638
Loans and others	59,882	53,122

	¥591,363	¥842,760

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2017, 2018 and 2019 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2017	2018	2019
Operations:
Total revenues	¥1,394,872	¥1,871,156	¥1,606,565
Income before income taxes	154,162	245,408	187,203
Net income	109,183	210,443	114,271

Financial position:
Total assets	¥8,452,544	¥9,391,445	¥11,473,689
Total liabilities	6,075,513	6,717,326	7,542,997
Total equity	2,377,031	2,674,119	3,930,692